Stock-based Compensatin (Stock Options) (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised		(20,000)	(100,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		20,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1.7	$ 2.37
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 5	$ 3
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 2 months 13 days	2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		5 years 1 month 6 days	5 years 4 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 18	$ 22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 2	$ 2
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance		3,643,575
Granted		627,600
Exercised		(23,800)
Forfeited		(11,700)
Expired		(10,100)
Ending Balance		4,225,575	3,643,575
Options exercisable	[1],[2]	2,546,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning Balance		$ 39.42
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		39.93
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		24.98
ShareBasedCompensationArrangementsByShareBasedPaymentAwardOptionsForfeituresInPeriodWeightedAverageExercisePrice		45.1
ShareBasedCompensationArrangementsByShareBasedPaymentAwardOptionsExpirationsInPeriodWeightedAverageExercisePrice		39.93
Ending Balance		39.56	$ 39.42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 37.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		627,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		23,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 24.98
Employee Non-vested Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted		627,600
Vested		(666,125)
Forfeited		(11,700)
Expired		(10,100)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value		2.51
ShareBasedCompensationArrangementsByShareBasedPaymentAwardOptionsForfeituresInPeriodWeightedAverageExercisePrice		2.54
ShareBasedCompensationArrangementsByShareBasedPaymentAwardOptionsExpirationsInPeriodWeightedAverageExercisePrice		$ 1.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	[3]	1,739,650
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		627,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		666,125
Ending Balance		1,679,325	1,739,650	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance		$ 2.52
Sharebased Compensation Arrangement By Sharebased Payment Award Options Nonvested Options Forfeited Weighted Average Grant Date Fair Value		2.54
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value		2.51
Ending Balance		$ 2.22	$ 2.52

[1]	As at December 31, 2018, the fair value of options that vested in the year was $2 million (2017 - $2 million).
[2]	As at December 31, 2018, the weighted average remaining term of vested options was 5.1 years with an aggregate intrinsic value of $18 million (2017 - 5.4 years, $22 million).
[3]
As at December 31, 2018, there was $5 million of unrecognized compensation related to stock options not yet vested which is expected to be recognized over a weighted average period of approximately 2.2 years (2017 - $3 million, 2.5 years).